NATURE OF BUSINESS	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
NATURE OF BUSINESS

NOTE 1 – NATURE OF BUSINESS

Nature of Business

Flux Power Holdings, Inc. (“Flux”) was incorporated in 2009 in the State of Nevada, and Flux’s operations are conducted through its wholly owned subsidiary, Flux Power, Inc. (“Flux Power”), a California corporation (collectively, the “Company”).

We design, develop, manufacture, and sell a portfolio of advanced lithium-ion energy storage solutions for electrification of a range of industrial commercial sectors which include material handling, airport ground support equipment (“GSE”), and other commercial and industrial applications. We believe our mobile and stationary energy storage solutions provide our customers a reliable, high performing, cost effective, and more environmentally friendly alternative as compared to traditional lead acid and propane-based solutions. Our modular and scalable design allows different configurations of lithium-ion energy storage solutions to be paired with our proprietary wireless battery management system to provide the level of energy storage required and “state of the art” real time monitoring of pack performance. We believe that the increasing demand for lithium-ion energy storage solutions and more environmentally friendly energy storage solutions in the material handling sector should continue to drive our revenue growth.